Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Income Taxes

9.      Income Taxes

The Company applies an estimated annual effective tax rate (“ETR”) approach for calculating tax provision for interim periods, as required under GAAP. The Company recorded an income tax expense of $1.0 million and $0.5 million for the three months ended September 30, 2023 and 2022, respectively, and $1.5 million and $1.9 million for the nine months ended September 30, 2023 and 2022, respectively from continuing operations.

The Company’s ETR of (35.46%) for nine months ended September 30, 2023 differed from the expected U.S. statutory tax rate of 21.0% and was primarily impacted by permanent tax adjustments, foreign tax rates that differ from the U.S. federal statutory rate, and valuation allowances on a portion of the Company’s foreign deferred tax assets that are not more likely than not to be realized.

For the nine months ended September 30, 2022, the Company’s ETR of (39.2%) differed from the expected U.S. statutory tax rate of 21.0%, and was primarily impacted by permanent tax adjustments, foreign tax rates that differ from the U.S. federal statutory rate, and valuation allowances on a portion of the Company’s foreign deferred tax assets that are not more likely than not to be realized.

On August 16, 2022, the Inflation Reduction Act (the IRA) was signed into law in the U.S. Among other changes, the IRA introduced a corporate minimum tax on certain corporations with average adjusted financial statement income over a three-tax year period in excess of $1.0 billion and an excise tax on certain stock repurchases by certain covered corporations for taxable years beginning after December 31, 2022 and several tax incentives to promote clean energy. Based on our current analysis and pending future guidance to be issued by Treasury, we do not believe these provisions will have a material impact on our condensed combined and consolidated financial statements.

As of September 30, 2023, there were no material changes to either the nature or the amounts of the uncertain tax positions previously determined for the year ended December 31, 2022.

11. Income Taxes

The income tax provision consists of the following:

	Years ended December 31,
(In thousands)	2022	2021	2020
Current income taxes
Federal	$—	$—	$—
State	—	—	—
Foreign	1,653	886	776
Total Current	$1,653	$886	$776

Deferred income taxes
Federal	$—	$—	$—
State	—	—	—
Foreign	909	2,034	3,726
Total Deferred	$909	$2,034	$3,726
Total income tax provision	$2,562	$2,920	$4,502

The following represents the domestic and foreign components of loss before income tax provision:

	Years ended December 31,
(In thousands)	2022	2021	2020
U.S.	$—	$—	$—
Foreign	(5,367)	(9,808)	(23,875)
Total	$(5,367)	$(9,808)	$(23,875)

At December 31, 2022, gross deferred tax assets totaled approximately $27.6 million while gross deferred tax liabilities totaled approximately $1.1 million. Deferred income taxes reflect the net of temporary differences between the carrying amount of assets and liabilities for financial reporting and income tax purposes. The company has gross foreign NOLs of $75.5 million. Applying jurisdictional tax rates, the total tax-effected foreign NOLs are $19.7 million. The amount of NOLs expiring beginning in 2023 is $9.0 million gross or $1.2 million tax-effected. The remaining foreign NOLs do not expire.

Significant components of our deferred taxes assets (liabilities) are as follows:

	Years ended December 31,
(In thousands)	2022	2021
Deferred income tax assets:
Property, plant, and equipment	$228	$481
Defined benefit liability	4,214	5,684
Bad debt reserve	163	237
Inventories	160	136
Accrued liabilities	2,125	4,820
Accrued pension liabilities	699	845
Operating lease liabilities	258	992
Net operating loss	19,711	18,897
Total deferred income tax assets	$27,558	$32,092

Deferred income tax liabilities:
Stock-based compensation	$—	$(41)
Operating lease right of use assets	(280)	(986)
Intangible assets	(777)	(890)
Total deferred income tax liabilities	$(1,057)	$(1,917)

Valuation allowance	(19,446)	(20,621)
Total net deferred income tax assets	$7,055	$9,554

A reconciliation of the significant differences between the federal statutory income tax and the effective income tax on pretax loss is as follows:

	Years ended December 31,
(In thousands)	2022	2021	2020
Tax expense at statutory rate	$(1,128)	$(2,112)	$(5,041)
Foreign rate difference	428	(107)	(280)
Foreign tax expense	—	—	61
Return to provision adjustments	399	—	—
Rate change	(561)	—	—
Change in valuation allowance	2,296	4,153	11,243
Currency translation adjustment	—	—	—
Permanent differences	1,129	986	(1,220)
Tax credit	—	—	—
Trade tax	—	—	2
Other	—	—	(263)
Income tax expense	$2,562	$2,920	$4,502

The Company believes that based upon the range of data reviewed, no uncertain tax positions have been identified for the years ended December 31, 2022, 2021 and 2020.

CF ACQUISITION CORP VIII [Member]
Income Taxes [Line Items]
Income Taxes

Note 8 — Income Taxes

The Company’s taxable income primarily consists of interest income from investments held in the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are currently not deductible. There was approximately $111,000 of federal income tax expense for the year ended December 31, 2022 and no income tax expense for the year ended December 31, 2021.

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$111,023	$—
State	—	—
Deferred
Federal	(411,243)	(571,138)
State	—	—
Change in valuation allowance	411,243	571,138
Income tax provision	$111,023	$—

The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Start-up/organizational costs	$935,979	$501,658
Deferred compensation	41,153	30,777
Accrued bonus	5,250	—
Net operating loss carryforwards	—	38,703
Total deferred tax assets	982,382	571,138
Valuation allowance	(982,382)	(571,138)
Deferred tax assets, net of allowance	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

There were no unrecognized tax benefits as of both December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of both December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows for the years ended December 31, 2022 and 2021:

	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(42.9)%	37.1%
Change in fair value of FPS liability	4.2%	(24.7)%
Change in valuation allowance	16.3%	(33.4)%
Nondeductible interest expense	5.8%	—%
Effective Tax Rate	4.4%	—%

The Company’s effective tax rate differs from the federal statutory rate mainly due to the changes in fair value of warrant and FPS liabilities, which are not taxable and not deductible, and start-up costs, which are currently not deductible as they are deferred for tax purposes.